Financial Instruments - Fair Value and Risk Management - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2014 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 119,698		$ 33,647	R$ 395,962,000	R$ 111,304,000	R$ 249,064,000	R$ 242,372,000
Financial investors [member]
Disclosure of detailed information about financial instruments [line items]
Capital raised amount | $	$ 30,000
Short-term Investments [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) financial income on borrowing, threshold percentage	0.50%	0.50%
Increase (decrease) financial income on borrowing	$ 276,000	R$ 912,000,000
Trade accounts receivable [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage	10.00%	10.00%	10.00%
Interest rate risk [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) financial expense on borrowing, threshold percentage	0.50%	0.50%
Increase (decrease) financial expense on borrowing	$ 778,000	R$ 2,572,000,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for doubtful accounts				20,871,000	R$ 1,722,000
Credit risk [member] | B2B customers [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for doubtful accounts				R$ 16,800